Short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-term investments.
Schedule of short-term investments

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Wealth management products	41,947	—
Time deposits	13,000	2,000
Total	54,947	2,000